Stradley Ronon Stevens & Young LLP

191 N. Wacker Drive, Suite 1601

Chicago, Illinois 60606

May 11, 2020

Mark R. Greer

(312) 964-3505

mgreer@stradley.com

BY EDGAR

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Ivy Funds

1933 Act Registration No. 033-45961

1940 Act Registration No. 811-06569

Ladies and Gentlemen:

On behalf of the Ivy Funds, we are transmitting for electronic filing under the Securities Act of 1933, as amended, and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing XBRL interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus, dated July 31, 2019, as supplemented May 1, 2020, relating to the Ivy Limited-Term Bond Fund and Ivy Pzena International Value Fund (the “Funds”), and filed pursuant to Rule 497(e). The purpose of this filing is to submit the data in eXtensible Business Reporting Language format for the Funds.

Very truly yours,

/s/ Mark Greer

Mark Greer